Selected Statement of Operations Data - Restructuring Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
The primary components of the restructuring costs:
Costs relating to workforce reduction	$ 3,885
Other costs, mainly fixed assets impairment	1,178
Restructuring cost	$ 5,063 [1]

[1]	See Note 1a(ii).